Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Operating taxes and levies recognized in the income statement

(in millions of euros)	2018	2017	2016
Territorial Economic Contribution, IFER and similar taxes	(820)	(817)	(729)
Spectrum fees	(309)	(304)	(294)
Levies on telecommunication services	(286)	(296)	(319)
Other operating taxes and levies	(425)	(429)	(466)
Total	(1,840)	(1,846)	(1,808)

Operating taxes and levies in the statement of financial position

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Value added tax	953	958	874
Other operating taxes and levies	74	87	44
Operating taxes and levies – receivables	1,027	1,045	918
Value added tax	(647)	(616)	(560)
Territorial Economic Contribution, IFER and similar taxes	(94)	(100)	(115)
Spectrum fees	(29)	(40)	(44)
Levies on telecommunication services	(113)	(97)	(100)
Other operating taxes and levies	(439)	(409)	(422)
Operating taxes and levies – payables	(1,322)	(1,262)	(1,241)
Operating taxes and levies – net	(295)	(217)	(323)

Net operating taxes and levies (payable)

(in millions of euros)	2018	2017	2016
Net operating taxes and levies (payables) in the opening balance	(217)	(323)	(425)
Operating taxes and levies recognized in profit or loss	(1,840)	(1,846)	(1,808)
Operating taxes and levies paid	1,777	1,934	1,897
Changes in the scope of consolidation	(13)	—	(68)
Translation adjustment	(3)	21	78
Reclassifications and other items	1	(3)	3
Reclassifications to assets held for sale	—	—	—
Net operating taxes and levies (payables) in the closing balance	(295)	(217)	(323)

Income tax in profit and loss

(in millions of euros)	2018	2017	2016
Orange SA tax group	(702)	(564)	(434)
– Current tax	(595)	(391)	(318)
– Deferred tax	(107)	(173)	(116)
Spanish tax group	(164)	(55)	(304)
– Current tax	(65)	(46)	(23)
– Deferred tax	(99)	(9)	(281)
Africa & Middle-East	(255)	(256)	(173)
– Current tax	(258)	(255)	(241)
– Deferred tax	3	(1)	68
United Kingdom	(66)	(57)	(20)
– Current tax	(66)	(57)	(44)
– Deferred tax	(0)	0	24
Other subsidiaries	(122)	(120)	(20)
– Current tax	(128)	(110)	(118)
– Deferred tax	6	(10)	98
Total Income tax	(1,309)	(1,052)	(951)
– Current tax	(1,112)	(859)	(744)
– Deferred tax	(197)	(193)	(207)

Effective income tax on continuing operations

(in millions of euros)	Note	2018	2017	2016
Profit before tax of continuing operations		3,467	3,063	1,820
Statutory tax rate in France		34.43%	34.43%	34.43%
Theoretical income tax		(1,194)	(1,055)	(627)
Reconciling items :
Exceptional surtax(1)		—	(78)	—
Impairment of goodwill (2)	7.1	(19)	(7)	(280)
Impairment of BT shares	11.7	(30)	(156)	(256)
Share of profits (losses) of associates and joint ventures		1	2	(16)
Adjustment of prior-year taxes		23	37	23
Recognition / (derecognition) of deferred tax assets		(151)	(27)	(104)
Difference in tax rates (3)		189	92	105
Change in applicable tax rates (4)		(84)	(50)	43
Other reconciling items (5)		(44)	190	161
Effective income tax on continuing operations		(1,309)	(1,052)	(951)
Effective tax rate		37.75%	34.35%	52.28%

(1)	Effect of the exceptional surtax of 30% put in place in France in 2017 which increased the corporate tax rate from 34.43% to 44.43%.
(2)

Reconciliation item calculated based on the tax rate applicable to the parent company of the Group. The difference between the tax rate of the parent company and the local tax rate of subsidiaries is presented below in "Difference in tax rates".

(3)

The Group is present in jurisdictions in which tax rates are different from the French tax rate. This mainly includes the United Kingdom (tax rate of 19% in 2018 and 2017, 20% in 2016), Spain (tax rate of 25%) and Poland (tax rate of 19%).

(4)

Takes into account the remeasurement of the deferred tax due to change of tax rate in tax legislation. It also takes into account the impact of the fact that some deferred tax are booked with a different tax rate than the on-going one.

(5)	Notably includes the non-deductible interests in France, respectively an income tax expense of 78, 80 and 97 million euros in 2018, 2017 and 2016.

Includes the tax income of 304 million euros resulting from the dispute over the 3% tax on dividends in 2017.

Includes the tax income of 190 million euros resulting from the dispute over the 5% share of expenses and charges on dividends in 2016.

Corporate income tax on other comprehensive income

	2018		2017		2016
	Gross		Gross		Gross
(in millions of euros)	amount	Deferred tax	amount	Deferred tax	amount	Deferred tax
Actuarial gains and losses on post-employment benefits (1)	45	(6)	16	(23)	(80)	20
Assets available for sale	—	—	23	—	(4)	—
	(30)	—	—	—	—	—
Cash flow hedges	(67)	18	49	(20)	(364)	123
Net investment hedges	—	—	—	—	65	(22)
Translation adjustment	(7)	—	(176)	26	(1,066)	—
Other comprehensive income of associates and joint ventures	—	—	(9)	—	43	—
Total presented in other comprehensive income	(59)	12	(97)	(17)	(1,406)	121

(1)In 2017, the deferred tax includes the remeasurement of the deferred tax in France.

Tax position in the statement of financial position

	December 31, 2018			December 31, 2017			December 31, 2016
(in millions of euros)	Assets	Liabilities	Net	Assets	Liabilities	Net	Assets	Liabilities	Net
Orange SA tax group
– Current tax	—	438	(438)	—	288	(288)	21	—	21
– Deferred tax (1)	977	—	977	1,059	—	1,059	1,290	—	1,290
Spanish tax group
– Current tax	—	4	(4)	53	—	53	56	—	56
– Deferred tax (2)	50	—	50	149	—	149	157	—	157
Africa & Middle-East
– Current tax	32	182	(150)	25	189	(164)	42	197	(155)
– Deferred tax	84	42	42	99	54	45	102	95	7
United Kingdom
– Current tax	—	34	(34)	—	22	(22)	—	22	(22)
– Deferred tax (3)	—	531	(531)	—	531	(531)	—	531	(531)
Other subsidiaries
– Current tax	87	97	(10)	54	97	(43)	51	119	(68)
– Deferred tax	255	58	197	279	70	209	298	80	218
Total
– Current tax	119	755	(636)	132	596	(464)	170	338	(168)
– Deferred tax	1,366	631	735	1,586	655	931	1,847	706	1,141

(1)	Mainly include deferred tax assets on employee benefits.
(2)	The recognized deferred tax assets are partially offset by the deferred tax liabilities on the goodwill which is tax deductible.
(3)	Mainly deferred tax liabilities on the Orange brand.

Change in net current tax

(in millions of euros)	2018	2017	2016
Net current tax assets / (liabilities) - in the opening balance	(464)	(168)	(271)
Cash tax payments (1)	928	583	906
Change in income statement (2)	(1,116)	(859)	(772)
Change in other comprehensive income	—	—	—
Change in retained earnings (3)	0	(11)	(38)
Changes in the scope of consolidation	19	(0)	—
Translation adjustment	(3)	5	6
Reclassification and other items	(0)	(14)	1
Reclassification to assets held for sale	—	—	—
Net current tax assets / (liabilities) - in the closing balance	(636)	(464)	(168)

(1)	Included in 2017 the reimbursement of 304 million euros due to the dispute of the 3% tax on dividends.
(2)	Of which (4) million euros in consolidated net income of discontinued operations in 2018 (0 million euros in 2017 and (28) million euros in 2016).
(3)	Mainly correspond to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency.

Change in net deferred tax

(in millions of euros)	2018	2017	2016
Net deferred tax assets - in the opening balance	931	1,141	1,213
Change in income statement (1)	(197)	(210)	(213)
Change in other comprehensive income	12	(17)	121
Change in retained earnings (2)	—	(8)	(38)
Change in the scope of consolidation	(10)	0	(18)
Translation adjustment	(7)	11	75
Reclassification and other items	6	14	1
Reclassification to assets held for sale	—	—	—
Net deferred tax assets - in the closing balance	735	931	1,141

(1)	Of which 0 million euros in consolidated net income of discontinued operations in 2018 ((17) million euros in 2017 and (6) million euros in 2016).
(2)	Mainly correspond to the tax effect relating to the remeasurement of the portion of subordinated notes denominated in foreign currency.

Deferred tax assets and liabilities by type

	December 31, 2018			December 31, 2017			December 31, 2016
			Income			Income			Income
(in millions of euros)	Assets	Liabilities	statement	Assets	Liabilities	statement	Assets	Liabilities	statement
Provisions for employee benefit obligations	833	—	(25)	842	—	(132)	995	—	(69)
Fixed assets	721	1,123	(26)	790	1,139	(38)	821	1,157	95
Tax losses carryforward	3,914	—	(105)	4,011	—	(456)	4,436	—	(231)
Other temporary differences	1,245	1,146	(42)	1,538	1,407	(34)	1,600	1,410	54
Deferred tax	6,713	2,269	(198)	7,181	2,546	(660)	7,852	2,567	(151)
Depreciation of deferred tax assets	(3,709)	—	1	(3,704)	—	450	(4,144)	—	(62)
Netting	(1,638)	(1,638)	—	(1,891)	(1,891)	—	(1,861)	(1,861)	—
Total	1,366	631	(197)	1,586	655	(210)	1,847	706	(213)